Trade and Other Payables - Schedule of Trade and Other Payables (Details)		Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Mar. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)
Trade and Other Payables [Abstract]
Trade payables		$ 113,100		د.إ 415,302			$ 205,682		د.إ 755,266		د.إ 73,082
Staff payables		20,425		75,000			467,592		1,716,998		588,756
Accrued Expenses		43,031		158,010			23,037		84,591		32,528
PDC payables		60,493		222,130			17,663		64,860		11,860
Payables to former related party						د.إ 1,050,000	127,141		466,861		466,861
Profit share payable ( FGT )	[1]	27,829		102,188					72,851
Other payables		14,306	[2]	52,532	[2]		14,391	[3]	52,844	[2],[3]	52,948	[3]
Total trade payables		$ 279,184		د.إ 1,025,162			$ 875,346		د.إ 3,214,271		د.إ 1,226,035

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales. For the year ending December 31, 2024, total sales from 3D printing amounted to AED 130,043, with a cost of AED 57,192, resulting in a net profit of AED 72,851. As per the agreement, FGT is entitled to 100% of the net profit, and the profit share payable to FGT is AED 72,851, which is recognized as a liability as of December 31, 2024 For the period ended June 30, 2025, total sales from 3D printing amounted to AED 59,044, with a cost of AED 29,707, resulting in a net profit of AED 29,337. As per the agreement, FGT is entitled to 100% of this profit, and a profit share payable of AED 29,337 was recognized as a liability as of June 30, 2025. Accordingly, the total profit share payable to FGT as of June 30, 2025, amounts to AED 102,188, fully recognized as a liability in the Company’s financial statements.
[2]	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.
[3]	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.